T. ROWE PRICE Latin America Fund
January 31, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 6.0%
Common Stocks 6.0%
Arcos Dorados Holdings, Class A (USD)  293,900 3,639
Globant (USD) (1) 17,799 4,197
MercadoLibre (USD) (1) 7,093 12,142
Tenaris, ADR (USD) (2) 198,282 6,307
Total Argentina (Cost
$10,048
)
26,285
BRAZIL 55.6%
Common Stocks 41.8%
Ambev, ADR (USD) (2) 4,763,220 12,480
B3  8,055,160 21,266
Banco BTG Pactual  1,334,364 9,717
CCR  2,176,718 5,786
CI&T, Class A (USD) (1) 236,306 1,052
Embraer, ADR (USD) (1)(2) 112,500 2,071
Hypera  513,600 3,293
Intelbras Industria de Telecomunicacao Eletronica Brasileira  1,333,279 5,643
Klabin  1,362,942 5,879
Localiza Rent a Car  1,198,037 13,157
Localiza Rent a Car, Rights, 2/6/24 (1) 4,298 9
Lojas Renner  2,502,821 8,138
Multiplan Empreendimentos Imobiliarios  1,229,960 6,902
NU Holdings, Class A (USD) (1) 427,563 3,681
Patria Investments, Class A (USD) (2) 113,154 1,615
Petroleo Brasileiro, ADR (USD)  824,377 14,072
Petroleo Brasileiro, Preference Shares, ADR (USD) (2) 609,153 9,990
Raia Drogasil  2,234,841 11,412
Rede D'Or Sao Luiz  742,165 4,046
Suzano  967,157 10,106
TOTVS  1,382,800 8,834
Vale, ADR (USD)  1,237,440 16,941
WEG  997,132 6,501
182,591
Preferred Stocks 13.8%
Banco Bradesco  5,966,681 18,499
Itau Unibanco Holding  5,839,904 38,745
Marcopolo  2,086,796 3,361
60,605
Total Brazil (Cost
$153,352
)
243,196

T. ROWE PRICE Latin America Fund

Shares $ Value
(Cost and value in $000s)
CANADA 0.5%
Common Stocks 0.5%
ERO Copper (1)(2) 137,658 2,155
Total Canada (Cost
$1,945
)
2,155
CHILE 3.6%
Common Stocks 3.6%
Banco de Chile  59,812,298 6,695
Banco Santander Chile, ADR (USD)  370,950 6,781
Cencosud Shopping  1,255,559 2,091
Total Chile (Cost
$14,159
)
15,567
MEXICO 25.7%
Common Stocks 25.7%
Becle (2) 1,795,750 3,341
Fomento Economico Mexicano, ADR (USD) (2) 123,600 16,753
Fresnillo (GBP)  245,492 1,642
Gruma, Class B  249,782 4,674
Grupo Aeroportuario del Pacifico, ADR (USD)  47,117 7,345
Grupo Aeroportuario del Sureste, ADR (USD)  21,636 6,325
Grupo Comercial Chedraui  319,967 2,156
Grupo Financiero Banorte, Class O  2,233,577 22,712
Grupo Mexico, Series B  3,686,814 19,004
Regional  241,400 2,234
Wal-Mart de Mexico  6,324,179 26,121
Total Mexico (Cost
$65,917
)
112,307
PANAMA 0.9%
Common Stocks 0.9%
Banco Latinoamericano de Comercio Exterior, Class E (USD)  75,500 1,816
Copa Holdings, Class A (USD)  22,700 2,181
Total Panama (Cost
$3,823
)
3,997
PERU 4.4%
Common Stocks 4.4%
Credicorp (USD)  98,474 14,617

T. ROWE PRICE Latin America Fund

Shares $ Value
(Cost and value in $000s)
InRetail Peru (USD)  126,404 4,487
Total Peru (Cost
$10,392
)
19,104
UNITED STATES 0.3%
Convertible Preferred Stocks 0.3%
Rappi, Series E, Acquisition Date: 9/8/20, Cost $3,685 (1)(3)(4) 61,675 1,401
Total United States (Cost
$3,685
)
1,401
SHORT-TERM INVESTMENTS 2.1%
Money Market Funds 2.1%
T. Rowe Price Government Reserve Fund, 5.40% (5)(6) 9,151,044 9,151
Total Short-Term Investments (Cost $9,151) 9,151
SECURITIES LENDING COLLATERAL 0.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.9%
Money Market Funds 0.9%
T. Rowe Price Government Reserve Fund, 5.40% (5)(6) 3,749,333 3,749
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 3,749
Total Securities Lending Collateral (Cost $3,749) 3,749
Total Investments in Securities 100.0%
(Cost $276,221) $ 436,912
Other Assets Less Liabilities 0.0% 144
Net Assets 100.0% $ 437,056

T. ROWE PRICE Latin America Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at January 31, 2024.
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$1,401 and represents 0.3% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
GBP British Pound
USD U.S. Dollar

T. ROWE PRICE Latin America Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ — $ — $ 99++
Totals $ —# $ — $ 99+
Supplementary Investment Schedule
Affiliate
Value
10/31/23
Purchase
Cost
Sales
Cost
Value
01/31/24
T. Rowe Price Government
Reserve Fund, 5.40% $ 6,808  ¤  ¤ $ 12,900
Total $ 12,900^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $99 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $12,900.

T. ROWE PRICE Latin America Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Latin America Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Latin America Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Latin America Fund

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Latin America Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 144,005 $ 218,001 $ — $ 362,006
Convertible Preferred Stocks — — 1,401 1,401
Preferred Stocks — 60,605 — 60,605
Short-Term Investments 9,151 — — 9,151
Securities Lending Collateral 3,749 — — 3,749
Total $ 156,905 $ 278,606 $ 1,401 $ 436,912

T. ROWE PRICE Latin America Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F97-054Q1 01/24